Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Computation of basic and diluted earning per share

	Years Ended December 31,
	2011	2010	2009
Numerator for earnings per share - basic and diluted:
Net income/(loss) attributable to common stockholders	$10,537	$(112,362)	$(95,858)

Denominator for earnings per share - basic and diluted:
Weighted average common shares outstanding	202,573	167,365	150,067
Non-vested restricted stock awards	(1,279)	(1,508)	(977)

Denominator for basic and diluted earnings per share	201,294	165,857	149,090

Net income/(loss) attributable to common stockholders - basic and diluted	$0.05	$(0.68)	$(0.64)